UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 07, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     851068


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
BCE Inc Jan 40 Call         OPTION              05534B760      180     1323     X    SOLE                     1323
Anheuser Busch Dec 65 Call  OPTION              035229103     4529    12581     X    SOLE                    12581
S&P SPDR Trust Dec 144 Call OPTION              78462F103        1       40     X    SOLE                       40
Anheuser Busch Cos Inc      COMMON              035229103   237642  3662794     X    SOLE                  3662794
Applied Biosystems Inc.     COMMON              038149100    55838  1630314     X    SOLE                  1630314
BCE Inc                     COMMON              05534B760     1206    35000     X    SOLE                    35000
Churchuill Ventures Ltd     COMMON              17157P109     1113   142714     X    SOLE                   142714
General Finance Corp        COMMON              369822101     3027   480482     X    SOLE                   480482
Golden Pond Healthcare Inc  COMMON              38116J109     3862   536422     X    SOLE                   536422
Hercules Inc                COMMON              427056106    58181  2939929     X    SOLE                  2939929
Hicks Acquisition Co I Inc  COMMON              429086309     5670   633485     X    SOLE                   633485
Imclone Sys Inc             COMMON              45245W109    27099   434271     X    SOLE                   434271
IShares Trust DJ US Real EstCOMMON              464287739    61558   993675     X    SOLE                   993675
Liberty Acquisition Hldgs CoCOMMON              53015Y107    14060  1617941     X    SOLE                  1617941
Liberty Media Corp Series A COMMON              53071M500    10732   429790     X    SOLE                   429790
Northwestern Corp           COMMON              668074305     4359   173441     X    SOLE                   173441
NRDC Acquisition Corp       COMMON              62941R102     7031   781239     X    SOLE                   781239
Philadelphia Cons Hldg Corp COMMON              717528103    50007   853799     X    SOLE                   853799
Rohm and Haas Co            COMMON              775371107    90096  1287084     X    SOLE                  1287084
SP Acquisition Holdings Inc COMMON              78470A104     5803   624682     X    SOLE                   624682
GHL Acquisition Corp        COMMON              36172H108     4818   523703     X    SOLE                   523703
Tremisis Energy Acq Corp II COMMON              89472N101     3338   470157     X    SOLE                   470157
Teck Cominco Ltd CL B       COMMON              878742204     1662    57087     X    SOLE                    57087
Trian Acquisition I Corp    COMMON              89582E108     5047   570274     X    SOLE                   570274
Williams Companies Inc      COMMON              969457100      237    10000     X    SOLE                    10000
Winthrop Realty Trust       COMMON              976391102      380    97526     X    SOLE                    97526
WR Grace & Co.              COMMON              38388F108    10276   679614     X    SOLE                   679614
Wrigley WM Jr Co            COMMON              982526105   178878  2252872     X    SOLE                  2252872
General Electric Dec 20 Put OPTION              369604953      310     3200     X    SOLE                     3200
S&P SPDR Trust Oct 1080 Put OPTION              78462F103     1215      821     X    SOLE                      821
Wells Fargo & Co Jan 20 Put OPTION              949746101       15      200     X    SOLE                      200
Churchill Ventures Ltd      WARRANT             17157P117       14   127996     X    SOLE                   127996
Golden Pond Healthcare Inc  WARRANT             38116J117      138   551127     X    SOLE                   551127
Liberty Acquisition Hldgs CoWARRANT             53015Y115      967  1381536     X    SOLE                  1381536
Nrdc Acquisition Corp       WARRANT             62941r110      200   801393     X    SOLE                   801393
Sp Acquisition Holdings Inc WARRANT             78470A112      192   641590     X    SOLE                   641590
Ghl Acquisition Corp        WARRANT             36172H116      145   225874     X    SOLE                   225874
Tremisis Energy Acq Corp Ii WARRANT             89472N119      121   482843     X    SOLE                   482843
Sports Pptys Acquisition CorWARRANT             84920F115      336  1120189     X    SOLE                  1120189
Trian Acquisition I Corp    WARRANT             89582E116      785  2454267     X    SOLE                  2454267